Supplement to the currently effective PROSPECTUS

Deutsche Global Infrastructure Fund

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Effective May 1, 2016, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2008.

Francis X. Greywitt III, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2008.

Manoj H. Patel, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2011.

Effective May 1, 2016, the following information replaces the existing disclosure contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

John W. Vojticek, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2008.

■	Joined Deutsche Asset Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004-September 2004; and previously Managing Director of Deutsche Asset Management from 1996-March 2004.
■	Co-Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset Management.
■	Investment industry experience began in 1996.
■	BS, University of Southern California.

Francis X. Greywitt III, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2008.

■	Joined Deutsche Asset Management in 2005; previously has worked as a REIT analyst with KeyBanc Capital Markets covering the office sector.
■	Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.
■	Investment industry experience began in 1999.
■	BBA, St. Bonaventure University; MBA, University of Chicago.

Manoj H. Patel, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2011.

■	Joined Deutsche Asset Management in 2011; previously worked as a Director and Portfolio Manager of infrastructure securities funds at Brookfield Investment Management.
■	Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.
■	Investment experience began in 2002.
■	BS, Indiana University-Bloomington.

Please Retain This Supplement for Future Reference

February 1, 2016

PROSTKR-598